Consolidated Statements Of Operations (USD $)	3 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2011	Sep. 30, 2010
Net Sales:
Products	$ 846,322	$ 307,825	$ 2,363,646	$ 4,160,095
Services	217,120	284,496	1,272,610	1,196,073
Grant revenue	169,292	319,667	319,667
Total net sales	1,232,734	911,988	3,955,923	5,356,168
Cost of sales:
Products	431,300	245,488	1,454,809	1,959,935
Services	208,279	236,471	962,900	941,434
Grants		72,011	72,011
Total cost of sales (exclusive of amortization of acquired product rights)	639,579	553,970	2,489,720	2,901,369
Gross margin	593,155	358,018	1,466,203	2,454,799
Operating expenses:
Research and development	961,665	293,799	2,230,736	1,303,638
Royalty			30,000	20,000
Sales and marketing	27,054	25,983	131,694	119,619
General and administrative	1,002,768	12,200,442	20,245,311	4,221,242
Impairment of intangible assets and goodwill				394,570
Total operating expenses	1,991,487	12,520,224	22,637,741	6,059,069
Operating loss	(1,398,332)	(12,162,206)	(21,171,538)	(3,604,270)
Other (expense) income:
Interest expense	(1,951,739)	(2,391,771)	(8,093,296)	(16,659,590)
Derivative gain (loss)	417,975	(4,073,380)	1,058,012	(28,783,951)
Gain on sale of assets	3,998,105
Other income (expense)	(2,063)	3,510	23,124	596,769
Income (loss) before reorganization items, non-controlling interest in losses from variable interest entities, discontinued operations and income taxes	(2,934,159)	(18,623,847)	(28,183,698)	(48,451,042)
Reorganization items:
Professional Fees	(36,900)	(357,059)	(375,999)	(1,070,276)
Gain on reorganization	221,581	11,375,530	12,732,454	59,188
Provision for indemnity agreements				2,061,818
Total reorganization items	184,681	11,018,471	12,356,455	1,050,730
Income (loss) before discontinued operations, income taxes, and non-controlling interest	(2,749,478)	(7,605,376)	(15,827,243)	(47,400,312)
Discontinued operations:
Income (loss) from discontinued operations	3,849,780	145,004	178,907	(807,076)
Income tax expense	(439,801)
Income (Loss) from Discontinued Operations, Net of Tax	3,409,979	145,004
Income (loss) before income taxes and non-controlling interest	660,501	(7,460,372)	(15,648,336)	(48,207,388)
Income taxes			(4,705)	(3,156)
Net income (loss)	660,501	(7,460,372)	(15,653,041)	(48,210,544)
Loss from non-controlling interest from variable interest entities and subsidiary	575,651	2,479,837	4,099,965	411,711
Net income (loss) attributable to Accentia Biopharmaceuticals, Inc.	1,236,152	(4,980,535)	(11,553,076)	(47,798,833)
Preferred stock dividend				(2,332,505)
Loss attributable to common shareholders			$ (11,553,076)	$ (50,131,338)
Weighted average shares outstanding, basic and diluted			68,444,627	58,048,208
Per share amounts, basic and diluted:
Loss from continuing operations	$ (0.04)	$ (0.12)	$ (0.23)	$ (0.82)
Income/Loss from discontinued operations	$ 0.05			$ (0.01)
Income (loss) attributable to common stockholders per common share	$ 0.02	$ (0.08)	$ (0.17)	$ (0.86)